Investments in equity investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments in equity investees.
Total investments accounted for under the equity method	¥ 612,690	¥ 538,813
Total investments accounted for equity investments without readily determinable fair values	1,339,220	1,332,524
Total investments in equity investees	1,951,910	1,871,337
ZTO Supply Chain Management Co., Ltd.
Investments in equity investees.
Total investments accounted for under the equity method	382,729	301,784
Total investments accounted for equity investments without readily determinable fair values	593,117	586,421
Others
Investments in equity investees.
Total investments accounted for under the equity method	229,961	237,029
Zhejiang Yizhan Network Technology Co., Ltd.
Investments in equity investees.
Total investments accounted for equity investments without readily determinable fair values	623,564	623,564
Others
Investments in equity investees.
Total investments accounted for equity investments without readily determinable fair values	¥ 122,539	¥ 122,539